Interest and Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowing costs [abstract]
Interest expense	$ 3,660	$ 9,216
Finance fees	5,068	2,628
Accretion expense (Note 15)	7,470	8,260
Interest and finance expense	$ 16,198	$ 20,104